Document and Entity Information	Jun. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001829802
Document Type	8-K
Document Period End Date	Jun. 10, 2022
Entity Registrant Name	Sensei Biotherapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39980
Entity Tax Identification Number	83-1863385
Entity Address, Address Line One	451 D Street
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(240)
Local Phone Number	243-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SNSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false